Note 6 - Other Real Estate Owned (Detail) - Other Real Estate Owned (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real estate acquired in settlement of loans, beginning of period	$ 9,322,000	$ 8,923,000
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299,000	9,421,000
Capital expenditures on real estate acquired in settlement of loans	32,000	382,000
Sales of real estate acquired in settlement of loans	(8,971,000)	(6,818,000)
Gains on sale of real estate acquired in settlement of loans	1,240,000	519,000
Deferred gain on sale of real estate acquired in settlement of loans	0	144,000
Less: Impairment recognized	(303,000)	(3,249,000)
Real estate acquired in settlement of loans, end of period	$ 9,619,000	$ 9,322,000